SHARE-BASED COMPENSATION - Black-Scholes option pricing model (Details) - $ / shares		12 Months Ended
	Jun. 06, 2017	Dec. 31, 2019	Dec. 31, 2018
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate			2.19%
Expected life (years)			2 years 11 months 5 days
Expected dividend yield			0.00%
Volatility			78.55%
Fair value of options at modification date			$ 0.51
Performance conditions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		2.19%
Expected life (years)		2 years 11 months 5 days
Expected dividend yield		0.00%
Volatility		78.55%
Fair value of options at modification date		$ 0.51
Options Cancelled and Accelerated Vested Under Market Condition
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		1.52%
Risk-free interest rate, minimum	1.16%
Risk-free interest rate, maximum	1.62%
Expected life (years)		5 years
Expected dividend yield	0.00%	0.00%
Volatility		72.00%
Volatility, minimum	62.00%
Volatility, maximum	74.00%
Options Cancelled and Accelerated Vested Under Market Condition | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	4 years 5 months 27 days
Fair value of options at modification date	$ 0.06	$ 0.18
Options Cancelled and Accelerated Vested Under Market Condition | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	5 years
Fair value of options at modification date	$ 0.31	$ 0.25
Stock options and ordinary shares granted by Red 5
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		0.78%
Risk-free interest rate, minimum		0.78%
Expected life (years)		4 years
Expected dividend yield		0.00%
Volatility		45.70%
Volatility, minimum		45.70%
Stock options and ordinary shares granted by Red 5 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)		4 years